Employee Benefit Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plan

14. Employee Benefit Plan

The Company has a qualified 401(k) employee savings plan for the benefit of its employees (the “plan”). Substantially all employees are eligible to participate in the plan. Under the plan, employees can contribute and defer taxes on compensation contributed. The Company has the option to make discretionary profit-sharing contributions to the plan. The Company made employer contributions to the plan of $1.9 million and $2.5 million for the years ended December 31, 2018 and 2019, respectively.